Supplementary insurance information	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information
Schedule III
Supplementary insurance information

Segment Amounts in EUR million	Insurance liability - CSM	Insurance liability - BEL	Insurance liability - RA	Insurance liability - PAA contracts	Insurance revenue

2024

Americas	7,298	132,762	2,937	-	9,102

United Kingdom	1,698	64,597	376	-	543

International	237	5,803	162	41	240

Asset Management	-	-	-	-	-

Holding and other activities	-	-	-	-	-

Eliminations	(40)	(5,112)	(67)	-	(45)

Total	9,192	198,050	3,408	41	9,841

2023

Americas	6,494	126,762	2,860	-	9,468

United Kingdom	1,595	59,898	429	-	663

International	247	6,177	165	39	305

Asset Management	-	-	-	-	-

Holding and other activities	-	-	-	-	-

Eliminations	(36)	(5,515)	(76)	-	(51)

Total	8,300	187,322	3,379	39	10,386

2022

Americas	7,038	127,245	2,912	-	10,174

United Kingdom	1,657	56,453	566	-	701

International	421	6,586	124	439	408

Asset Management	-	-	-	-	-

Holding and other activities	-	-	-	-	-

Eliminations	(180)	(6,029)	(57)	-	(32)

Total	8,937	184,255	3,545	439	11,251
The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.

Amounts in EUR million	Investment income 1	Insurance service expenses	Other operating expenses

2024

Americas	3,480	9,298	2,044

United Kingdom	2,589	302	434

International	68	257	91

Asset Management	15	-	459

Holding and other activities	76	-	85

Eliminations	(11)	(68)	(153)

Total	6,217	9,790	2,961

2023

Americas	3,461	9,578	2,148

United Kingdom	2,362	406	353

International	86	275	93

Asset Management	2	-	440

Holding and other activities	90	-	85

Eliminations	(6)	(33)	(158)

Total	5,995	10,226	2,961

2022

Americas	3,365	10,324	1,916

United Kingdom	1,940	443	287

International	187	350	103

Asset Management	-	-	437

Holding and other activities	2	-	155

Eliminations	(5)	(20)	(187)

Total	5,490	11,097	2,712

1	Sum of Interest revenue on financial instruments calculated using the effective interest method, Interest revenue on financial instruments measured at FVPL and Other investment income.